Income Tax - Deferred tax assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset
Organizational costs/Start-up costs	$ 421,523	$ 250,136
Unrealized gain - Trust	(574,998)	0
Federal net operating loss		37,921
Total deferred tax asset	(153,475)	(288,057)
Valuation allowance	(421,523)	(288,057)
Deferred tax assets, net of allowance	$ (574,998)	$ 0